OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2021
OTHER NON-INTEREST INCOME [Abstract]
OTHER NON-INTEREST INCOME
NOTE 15 – OTHER NON-INTEREST INCOME

Other non-interest income for the years ended December 31 follows:

	2021	2020	2019
	(In thousands)
Investment and insurance commissions	$2,603	$1,971	$1,658
ATM fees	1,133	1,197	1,403
Bank owned life insurance	567	910	1,111
Other	5,089	3,443	5,110
Total other non-interest income	$9,392	$7,521	$9,282